Provisions - Summary of Provisions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [Line Items]
Other provisions, beginning balance	$ 8	$ 15
Provided		5
Utilised		(12)
Other provisions, ending balance	8	8
Security Incidents.
Disclosure of other provisions [Line Items]
Other provisions, beginning balance	5
Provided		5
Other provisions, ending balance	5	5
Litigation [member]
Disclosure of other provisions [Line Items]
Other provisions, beginning balance	3	15
Utilised		(12)
Other provisions, ending balance	$ 3	$ 3